Significant Contracts and Concentrations - JTV / America's Collectibles Network, Inc. (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Accounts receivable	$ 1,403	$ 2,269	$ 3,454
Accounts receivable | Customer concentration risk | JTV
Product Information [Line Items]
Accounts receivable	$ 200	$ 1,060	$ 1,370
Concentration risk, percentage	14.00%	47.00%	40.00%